Note 5 - Intangible Assets (Details) - Intangible Assets Acquired - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Amortized intangible assets:
Gross Carrying Amount	$ 2,146,750
Accumulated Amortization	125,614
Net Carrying Value	2,021,136	$ 153,000
Goodwill	2,747,668	677,204
Total intangible assets	4,768,804
Franchise Rights [Member]
Amortized intangible assets:
Gross Carrying Amount	890,900
Accumulated Amortization	33,383
Net Carrying Value	857,517	81,000
Customer Relationships [Member]
Amortized intangible assets:
Gross Carrying Amount	332,600
Accumulated Amortization	46,829
Net Carrying Value	285,771	$ 72,000
Development Rights [Member]
Amortized intangible assets:
Gross Carrying Amount	923,250
Accumulated Amortization	45,402
Net Carrying Value	$ 877,848